intangible assets and goodwill (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) item	Dec. 31, 2022 CAD ($)
intangible assets and goodwill
Balance at beginning of the period	$ 28,370
Amortization	1,555	$ 1,226
Balance at end of the period	29,779	28,370
Accumulated impairment losses of goodwill	10,058	9,131
Contractual commitments for the acquisition of intangible assets	25	14
Cash payments for spectrum licences	29
Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	34,754	30,282
Additions	1,010	1,021
Additions arising from business acquisitions	1,972	3,572
Dispositions, retirements and other (including capitalized interest)	580	(261)
Net foreign exchange differences	(97)	140
Balance at end of the period	37,059	34,754
Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(6,384)	(5,527)
Amortization	(1,555)	1,226
Dispositions, retirements and other (including capitalized interest)	(653)	(386)
Net foreign exchange differences	(6)	(17)
Balance at end of the period	(7,280)	(6,384)
Allowance for doubtful accounts
intangible assets and goodwill
Accumulated impairment losses of goodwill	0
Spectrum licences
intangible assets and goodwill
Balance at beginning of the period	12,215
Balance at end of the period	12,250	12,215
Spectrum licences | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	12,215	12,185
Additions	29
Dispositions, retirements and other (including capitalized interest)	(6)	30
Balance at end of the period	$ 12,250	12,215
Spectrum Licences 3800 Mhz
intangible assets and goodwill
Number of spectrum licenses purchased | item	1,430
Intangible assets subject to amortization	$ 620
Percentage of total purchase price remitted as per terms of the auction	20.00%
Amount remitted per terms of the auction	$ 124
Total intangible assets
intangible assets and goodwill
Balance at beginning of the period	19,239
Balance at end of the period	19,721	19,239
Total intangible assets | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	25,259	22,648
Additions	1,010	1,021
Additions arising from business acquisitions	997	1,778
Dispositions, retirements and other (including capitalized interest)	580	(261)
Net foreign exchange differences	(49)	73
Balance at end of the period	26,637	25,259
Total intangible assets | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(6,020)	(5,163)
Amortization	(1,555)	1,226
Dispositions, retirements and other (including capitalized interest)	(653)	(386)
Net foreign exchange differences	(6)	(17)
Balance at end of the period	(6,916)	(6,020)
Intangible assets subject to amortization
intangible assets and goodwill
Balance at beginning of the period	7,024
Balance at end of the period	7,471	7,024
Intangible assets subject to amortization | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	13,044	10,463
Additions	981	1,021
Additions arising from business acquisitions	997	1,778
Dispositions, retirements and other (including capitalized interest)	586	(291)
Net foreign exchange differences	(49)	73
Balance at end of the period	14,387	13,044
Intangible assets subject to amortization | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(6,020)	(5,163)
Amortization	(1,555)	1,226
Dispositions, retirements and other (including capitalized interest)	(653)	(386)
Net foreign exchange differences	(6)	(17)
Balance at end of the period	(6,916)	(6,020)
Customer contracts, related customer relationships and subscriber base intangible assets and goodwill
Balance at beginning of the period	3,407
Balance at end of the period	3,827	3,407
Customer contracts, related customer relationships and subscriber base | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	4,489	3,028
Additions arising from business acquisitions	866	1,335
Dispositions, retirements and other (including capitalized interest)	(47)	66
Net foreign exchange differences	(42)	60
Balance at end of the period	5,360	4,489
Customer contracts, related customer relationships and subscriber base | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(1,082)	(712)
Amortization	(473)	357
Dispositions, retirements and other (including capitalized interest)	(18)
Net foreign exchange differences	(4)	(13)
Balance at end of the period	(1,533)	(1,082)
Software
intangible assets and goodwill
Balance at beginning of the period	2,809
Balance at end of the period	2,779	2,809
Software | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	7,522	6,723
Additions	119	151
Additions arising from business acquisitions		381
Assets under construction put into service	845	622
Dispositions, retirements and other (including capitalized interest)	570	(358)
Net foreign exchange differences	(1)	3
Balance at end of the period	7,915	7,522
Software | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(4,713)	(4,279)
Amortization	(995)	802
Dispositions, retirements and other (including capitalized interest)	(571)	(370)
Net foreign exchange differences	(1)	(2)
Balance at end of the period	(5,136)	(4,713)
Access to rights-of-way, crowdsource assets and other
intangible assets and goodwill
Balance at beginning of the period	273
Balance at end of the period	335	273
Access to rights-of-way, crowdsource assets and other | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	498	437
Additions	5	4
Additions arising from business acquisitions	131	46
Assets under construction put into service	17
Dispositions, retirements and other (including capitalized interest)	63	1
Net foreign exchange differences	(6)	10
Balance at end of the period	582	498
Access to rights-of-way, crowdsource assets and other | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(225)	(172)
Amortization	(87)	67
Dispositions, retirements and other (including capitalized interest)	(64)	(16)
Net foreign exchange differences	(1)	(2)
Balance at end of the period	(247)	(225)
Assets under construction.
intangible assets and goodwill
Balance at beginning of the period	535
Balance at end of the period	530	535
Assets under construction. | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	535	275
Additions	857	866
Additions arising from business acquisitions		16
Assets under construction put into service	(862)	(622)
Balance at end of the period	530	535
Goodwill.
intangible assets and goodwill
Balance at beginning of the period	9,131
Balance at end of the period	10,058	9,131
Goodwill. | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	9,495	7,634
Additions arising from business acquisitions	975	1,794
Net foreign exchange differences	(48)	67
Balance at end of the period	10,422	9,495
Goodwill. | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(364)	(364)
Balance at end of the period	(364)	$ (364)
AWS-1 and BRS spectrum licences
intangible assets and goodwill
Cash payments for spectrum licences	$ (23)